October 6, 2005


VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject: GE Life and Annuity Assurance Company
         GE Life & Annuity Separate Account 4
         SEC File No. 333-62695
         CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the "Company") and GE Life & Annuity Separate Account 4 (the "Separate Account"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 165 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 29, 2004. Further, we certify that the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 177 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective September 30, 2005.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker
Vice President and Associate General Counsel
GE Life and Annuity Assurance Company